Investments in Other Companies (Details) - Schedule of financial information of entities controls jointly - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Artikos Chile S. A. [Member]
Investments in Other Companies (Details) - Schedule of financial information of entities controls jointly [Line Items]
Current assets	$ 2,067	$ 1,856
Non-current assets	2,278	1,799
Total Assets	4,345	3,655
Current liabilities	1,167	1,108
Non-current liabilities	651
Total Liabilities	1,818	1,108
Equity	2,527	2,547
Total Liabilities and Equity	4,345	3,655
Operating income	3,977	3,632
Operating expenses	(2,631)	(2,534)
Other income (expenses)	7	4
Profit before tax	1,353	1,102
Income tax	(142)	3
Income after income taxes	1,211	1,105
Servipag Ltda. [Member]
Investments in Other Companies (Details) - Schedule of financial information of entities controls jointly [Line Items]
Current assets	65,128	71,711
Non-current assets	15,721	16,102
Total Assets	80,849	87,813
Current liabilities	61,079	70,887
Non-current liabilities	4,840	3,658
Total Liabilities	65,919	74,545
Equity	14,930	13,268
Total Liabilities and Equity	80,849	87,813
Operating income	39,309	40,138
Operating expenses	(37,047)	(38,841)
Other income (expenses)	(231)	(31)
Profit before tax	2,031	1,266
Income tax	(369)	(290)
Income after income taxes	$ 1,662	$ 976